UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha,   NE68137

(Address of principal executive offices(Zip code))

Emile Molineaux

             Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2012 (Unaudited)
Shares	Security	Market Value
	COMMON STOCKS^ - 47.27%
	APPAREL - 0.53%
4,300	Deckers Outdoor Corp. *	$ 179,353

	BANKS - 1.28%
7,000	Credit Suisse Group - ADR	119,420
3,100	Goldman Sachs Group, Inc.	312,790
		432,210
	BIOTECHNOLOGY - 2.92%
6,300	United Therapeutics Corp. *	345,114
13,300	Vertex Pharmaceuticals, Inc. *	645,183
		990,297
	COAL - 1.54%
13,600	Alpha Natural Resources, Inc. *	95,336
4,000	CONSOL Energy, Inc.	115,920
9,000	Peabody Energy Corp.	187,920
3,600	Walter Energy, Inc.	123,480
		522,656
	COMPUTERS - 2.56%
500	Apple, Inc. *	305,380
6,400	SanDisk Corp. *	263,232
9,900	Seagate Technology PLC	297,198
		865,810
	COSMETICS/PERSONAL CARE - 1.33%
8,600	Estee Lauder Cos., Inc.	450,468

	DIVERSIFIED FINANCIAL SERVICES - 0.31%
2,000	CME Group, Inc. - Cl. A	104,220

	FOOD - 1.04%
4,900	Hershey Co.	351,526

	HEALTHCARE-PRODUCTS - 0.74%
4,700	WellPoint, Inc.	250,463

	INTERNET - 9.36%
4,300	Amazon.com, Inc. *	1,003,190
2,300	Baidu, Inc. - ADR *	277,196
900	Google, Inc. - Cl. A *	569,673
4,300	Netflix, Inc. *	244,455
20,900	SINA Corp *	949,069
3,600	Sohu.com, Inc. *	126,180
		3,169,763
	IRON/STEEL - 1.03%
6,900	Allegheny Technologies, Inc.	207,207
3,500	Cliffs Natural Resources, Inc.	143,115
		350,322
	LEISURE TIME - 0.18%
2,500	Royal Caribbean Cruises Ltd.	62,450

	LODGING - 1.54%
9,600	Starwood Hotels & Resorts Worldwide, Inc.	$ 519,840

	MACHINERY-CONSTRUCTION & MINING - 0.82%
3,300	Caterpillar, Inc.	277,893

	MINING - 5.78%
19,200	Agnico-Eagle Mines Ltd.	841,536
12,900	Freeport-McMoRan Copper & Gold, Inc.	434,343
6,200	Newmont Mining Corp.	275,714
9,500	Pan American Silver Corp.	141,930
9,600	Silver Wheaton Corp.	264,384
		1,957,907
	OIL & GAS - 6.48%
29,700	Chesapeake Energy Corp.	558,954
4,500	ConocoPhillips	244,980
3,000	Ensco PLC	162,990
9,900	Petroleo Brasileiro SA - ADR	194,337
3,900	Range Resources Corp.	244,140
5,000	Suncor Energy, Inc.	152,700
13,600	Transocean Ltd	636,888
		2,194,989
	OIL & GAS SERVICES - 0.68%
5,000	Baker Hughes, Inc.	231,600

	PHARMACEUTICALS - 1.20%
9,200	Eli Lilly & Co.	405,076

	RETAIL - 0.79%
3,000	McDonald's Corp.	268,080

	SEMICONDUCTORS - 2.74%
16,700	Cirrus Logic, Inc. *	614,059
13,100	Cree, Inc. *	313,745
		927,804
	SOFTWARE - 3.96%
4,500	Citrix Systems, Inc. *	327,060
11,400	Nuance Communications, Inc. *	231,990
14,000	Oracle Corp.	422,800
2,900	Salesforce.com, Inc. *	360,644
		1,342,494
	TELECOMMUNICATIONS - 0.46%
9,900	Acme Packet, Inc. *	156,915

	TOTAL COMMON STOCKS	16,012,136
	(Cost - $16,962,203)

	EXCHANGE TRADED FUNDS - 33.16%
	EQUITY FUNDS - 33.16%
23,100	SPDR Dow Jones Industrial Average ETF Trust	2,998,149
59,800	SPDR S&P 500 ETF Trust	8,235,058
	TOTAL EXCHANGE TRADED FUNDS	11,233,207
	(Cost - $10,495,797)

Contracts **
	PURCHASED PUT OPTIONS - 5.18%
99	Acme Packet, Inc.	$ 91,080
	Expiration January 2013, Exercise Price $25.00
141	Agnico-Eagle Mines Ltd.	15,510
	Expiration January 2013, Exercise Price $32.50
51	Agnico-Eagle Mines Ltd.	8,160
	Expiration January 2013, Exercise Price $35.00
69	Allegheny Technologies, Inc.	35,190
	Expiration January 2013, Exercise Price $32.50
70	Alpha Natural Resources, Inc.	11,060
	Expiration January 2013, Exercise Price $6.00
66	Alpha Natural Resources, Inc.	7,128
	Expiration January 2013, Exercise Price $7.00
32	Amazon.com, Inc.	11,840
	Expiration January 2013, Exercise Price $165.00
11	Amazon.com, Inc.	5,500
	Expiration January 2013, Exercise Price $175.00
5	Apple, Inc.	17,025
	Expiration April 2013, Exercise Price $535.00
23	Baidu, Inc. - ADR	24,265
	Expiration January 2013, Exercise Price $115.00
50	Baker Hughes Incorporated	7,200
	Expiration January 2013, Exercise Price $37.00
33	Caterpillar, Inc.	19,470
	Expiration January 2013, Exercise Price $80.00
297	Chesapeake Energy Corp.	100,980
	Expiration January 2013, Exercise Price $20.00
167	Cirrus Logic, Inc.	11,690
	Expiration January 2013, Exercise Price $20.00
45	Citrix Systems, Inc.	16,200
	Expiration January 2013, Exercise Price $60.00
20	Cliffs Natural Resources, Inc.	9,800
	Expiration January 2013, Exercise Price $39.00
15	Cliffs Natural Resources, Inc.	8,220
	Expiration January 2013, Exercise Price $40.00
20	CME Group, Inc. - Cl. A	2,400
	Expiration September 2012, Exercise Price $50.00
45	ConocoPhillips	10,125
	Expiration February 2013, Exercise Price $50.00
40	CONSOL Energy, Inc.	16,800
	Expiration January 2013, Exercise Price $30.00
70	Credit Suisse Group - ADR	8,400
	Expiration January 2013, Exercise Price $15.00
131	Cree, Inc.	23,973
	Expiration January 2013, Exercise Price $20.00
43	Deckers Outdoor Corp.	102,340
	Expiration January 2013, Exercise Price $65.00
45	Eli Lilly & Company	9,000
	Expiration January 2013, Exercise Price $42.00
47	Eli Lilly & Company	4,700
	Expiration January 2013, Exercise Price $39.00
30	Ensco PLC - ADR	5,550
	Expiration September 2012, Exercise Price $52.50
86	Estee Lauder Cos, Inc.	40,162
	Expiration January 2013, Exercise Price $52.50
76	Freeport-McMoRan Copper & Gold, Inc.	33,592
	Expiration January 2013, Exercise Price $35.00
53	Freeport-McMoRan Copper & Gold, Inc.	15,794
	Expiration November 2012, Exercise Price $34.00
31	Goldman Sachs Group, Inc.	11,005
	Expiration January 2013, Exercise Price $85.00
9	Google, Inc. - Cl. A	12,150
	Expiration January 2013, Exercise Price $540.00
49	Hershey Co.	1,127
	Expiration January 2013, Exercise Price $55.00
30	McDonald's Corp.	12,900
	Expiration September 2012, Exercise Price $92.50
43	Netflix, Inc.	55,040
	Expiration January 2013, Exercise Price $62.50
62	Newmont Mining Corp.	27,280
	Expiration January 2013, Exercise Price $45.00
114	Nuance Communications, Inc.	61,560
	Expiration January 2013, Exercise Price $25.00
140	Oracle Corp.	10,500
	Expiration January 2013, Exercise Price $25.00
95	Pan American Silver Corp.	13,585
	Expiration January 2013, Exercise Price $14.00
90	Peabody Energy Corp.	86,850
	Expiration January 2013, Exercise Price $30.00
99	Petroleo Brasileiro SA - ADR	11,880
	Expiration January 2013, Exercise Price $17.00
39	Range Resources Corp.	21,060
	Expiration January 2013, Exercise Price $60.00
25	Royal Caribbean Cruises Ltd.	6,900
	Expiration January 2013, Exercise Price $25.00
29	Salesforce.com, Inc.	15,805
	Expiration January 2013, Exercise Price $95.00
64	SanDisk Corp.	33,984
	Expiration January 2013, Exercise Price $43.00
99	Seagate Technology PLC	21,879
	Expiration January 2013, Exercise Price $25.00
96	Silver Wheaton Corp.	32,448
	Expiration January 2013, Exercise Price $28.00
49	SINA Corp.	75,460
	Expiration January 2013, Exercise Price $57.50
55	SINA Corp.	55,275
	Expiration January 2013, Exercise Price $50.00
37	SINA Corp.	49,950
	Expiration January 2013, Exercise Price $55.00
51	SINA Corp.	24,480
	Expiration January 2013, Exercise Price $40.00
17	SINA Corp.	19,890
	Expiration January 2013, Exercise Price $52.50
36	Sohu.com, Inc.	25,560
	Expiration January 2013, Exercise Price $37.50
525	SPDR S&P 500 ETF Trust	123,900
	Expiration December 2012, Exercise Price $120.00
73	SPDR S&P 500 ETF Trust	21,535
	Expiration December 2012, Exercise Price $123.00
231	SPDR Dow Jones Industrial Average ETF Trust	69,300
	Expiration December 2012, Exercise Price $119.00
60	Starwood Hotels & Resorts Worldwide, Inc.	13,500
	Expiration January 2013, Exercise Price $45.00
36	Starwood Hotels & Resorts Worldwide, Inc.	13,500
	Expiration January 2013, Exercise Price $50.00
50	Suncor Energy, Inc.	13,700
	Expiration January 2013, Exercise Price $30.00
39	Transocean Ltd	19,500
	Expiration January 2013, Exercise Price $47.50
37	Transocean Ltd	23,125
	Expiration January 2013, Exercise Price $50.00
60	Transocean Ltd	11,640
	Expiration August 2012, Exercise Price $47.50
5	United Therapeutics Corp.	25
	Expiration August 2012, Exercise Price $45.00
58	United Therapeutics Corp.	2,900
	Expiration November 2012, Exercise Price $40.00
105	Vertex Pharmaceuticals, Inc.	15,225
	Expiration January 2013, Exercise Price $35.00
28	Vertex Pharmaceuticals, Inc.	2,520
	Expiration January 2013, Exercise Price $33.00
18	Walter Energy, Inc.	17,190
	Expiration January 2013, Exercise Price $40.00
18	Walter Energy, Inc.	28,800
	Expiration September 2012, Exercise Price $50.00
47	WellPoint, Inc.	19,035
	Expiration March 2013, Exercise Price $50.00
	TOTAL PURCHASED OPTIONS	1,755,117
	(Cost - $2,685,007)

	SHORT-TERM INVESTMENT - 21.24%
Shares	MONEY MARKET FUND - 21.24%
7,194,022	Dreyfus Treasury Prime Cash Management, 0.00% +	7,194,022
	TOTAL SHORT-TERM INVESTMENT	7,194,022
	(Cost - $7,194,022)

	TOTAL INVESTMENTS - 106.85%
	(Cost - $37,337,029)	$ 36,194,482
	CALL OPTIONS WRITTEN - (5.19)%	($1,756,528)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.66)%	(561,542)
	NET ASSETS - 100.00%	$ 33,876,412

* Non-Income producing security.
+ Money market fund; interest rate reflects seven-day yield on July 31, 2012.
ADR - American Depositary Receipt
^ Each common stock position is subject to written call options.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying stock.

Contracts **	SCHEDULE OF CALL OPTIONS WRITTEN - (5.19)%
99	Acme Packet, Inc.	$ 743
	Expiration January 2013, Exercise Price $30.00
141	Agnico-Eagle Mines Ltd.	97,995
	Expiration January 2013, Exercise Price $40.00
51	Agnico-Eagle Mines Ltd.	27,285
	Expiration January 2013, Exercise Price $42.50
69	Allegheny Technologies, Inc.	8,625
	Expiration January 2013, Exercise Price $37.50
136	Alpha Natural Resources, Inc.	272
	Expiration January 2013, Exercise Price $25.00
17	Amazon.com, Inc.	72,505
	Expiration January 2013, Exercise Price $200.00
15	Amazon.com, Inc.	58,425
	Expiration January 2013, Exercise Price $205.00
11	Amazon.com, Inc.	38,610
	Expiration January 2013, Exercise Price $210.00
5	Apple, Inc.	32,450
	Expiration April 2013, Exercise Price $605.00
23	Baidu, Inc. - ADR	11,615
	Expiration January 2013, Exercise Price $145.00
50	Baker Hughes Incorporated	34,250
	Expiration January 2013, Exercise Price $42.00
33	Caterpillar, Inc.	6,105
	Expiration January 2013, Exercise Price $100.00
297	Chesapeake Energy Corp.	23,760
	Expiration January 2013, Exercise Price $25.00
167	Cirrus Logic, Inc.	222,945
	Expiration January 2013, Exercise Price $25.00
45	Citrix Systems, Inc.	38,700
	Expiration January 2013, Exercise Price $72.50
20	Cliffs Natural Resources, Inc.	7,000
	Expiration January 2013, Exercise Price $44.00
15	Cliffs Natural Resources, Inc.	240
	Expiration January 2013, Exercise Price $67.50
20	CME Group, Inc. - Cl. A	1,880
	Expiration September 2012, Exercise Price $54.00
45	ConocoPhillips	8,820
	Expiration February 2013, Exercise Price $57.50
40	CONSOL Energy, Inc.	2,880
	Expiration January 2013, Exercise Price $37.00
70	Credit Suisse Group - ADR	350
	Expiration January 2013, Exercise Price $30.00
131	Cree, Inc.	37,335
	Expiration January 2013, Exercise Price $25.00
43	Deckers Outdoor Corp.	645
	Expiration January 2013, Exercise Price $75.00
47	Eli Lilly & Company	11,139
	Expiration January 2013, Exercise Price $44.00
45	Eli Lilly & Company	6,480
	Expiration January 2013, Exercise Price $47.00
30	Ensco PLC - ADR	3,570
	Expiration September 2012, Exercise Price $57.50
52	Estee Lauder Cos, Inc.	4,680
	Expiration January 2013, Exercise Price $62.50
34	Estee Lauder Co's., Inc. *	1,700
	Expiration January 2013, Exercise Price $65.00
76	Freeport-McMoRan Copper & Gold, Inc.	5,320
	Expiration January 2013, Exercise Price $42.00
53	Freeport-McMoRan Copper & Gold, Inc.	3,975
	Expiration November 2012, Exercise Price $39.00
31	Goldman Sachs Group, Inc.	18,972
	Expiration January 2013, Exercise Price $105.00
9	Google, Inc. - Cl. A	35,010
	Expiration January 2013, Exercise Price $645.00
49	Hershey Co.	36,505
	Expiration January 2013, Exercise Price $65.00
30	McDonald's Corp.	150
	Expiration September 2012, Exercise Price $105.00
43	Netflix, Inc.	12,599
	Expiration January 2013, Exercise Price $80.00
62	Newmont Mining Corp.	9,672
	Expiration January 2013, Exercise Price $50.00
114	Nuance Communications, Inc.	2,850
	Expiration January 2013, Exercise Price $30.00
140	Oracle Corp.	34,720
	Expiration January 2013, Exercise Price $30.00
95	Pan American Silver Corp.	1,900
	Expiration January 2013, Exercise Price $25.00
90	Peabody Energy Corp.	900
	Expiration January 2013, Exercise Price $37.00
99	Petroleo Brasileiro SA - ADR	693
	Expiration January 2013, Exercise Price $30.00
39	Range Resources Corp.	15,990
	Expiration January 2013, Exercise Price $70.00
25	Royal Caribbean Cruises Ltd.	2,075
	Expiration January 2013, Exercise Price $30.00
29	Salesforce.com, Inc.	61,480
	Expiration January 2013, Exercise Price $115.00
64	SanDisk Corp.	6,208
	Expiration January 2013, Exercise Price $52.50
99	Seagate Technology PLC	34,155
	Expiration January 2013, Exercise Price $30.00
96	Silver Wheaton Corp.	9,024
	Expiration January 2013, Exercise Price $35.00
55	SINA Corp.	15,565
	Expiration January 2013, Exercise Price $60.00
66	SINA Corp.	14,520
	Expiration January 2013, Exercise Price $65.00
37	SINA Corp.	5,735
	Expiration January 2013, Exercise Price $70.00
21	SINA Corp.	2,835
	Expiration January 2013, Exercise Price $72.50
30	SINA Corp.	3,390
	Expiration January 2013, Exercise Price $75.00
36	Sohu.com, Inc.	180
	Expiration January 2013, Exercise Price $67.50
525	SPDR S&P 500 ETF Trust	270,375
	Expiration December 2012, Exercise Price $140.00
73	SPDR S&P 500 ETF Trust	20,513
	Expiration December 2012, Exercise Price $145.00
231	SPDR Dow Jones Industrial Average ETF Trust	98,175
	Expiration December 2012, Exercise Price $131.00
60	Starwood Hotels & Resorts Worldwide, Inc.	26,400
	Expiration January 2013, Exercise Price $55.00
36	Starwood Hotels & Resorts Worldwide, Inc.	8,892
	Expiration January 2013, Exercise Price $60.00
50	Suncor Energy, Inc.	5,400
	Expiration January 2013, Exercise Price $35.00
39	Transocean Ltd	6,552
	Expiration January 2013, Exercise Price $55.00
37	Transocean Ltd	4,810
	Expiration January 2013, Exercise Price $57.50
60	Transocean Ltd	1,440
	Expiration August 2012, Exercise Price $52.50
5	United Therapeutics Corp.	2,450
	Expiration August 2012, Exercise Price $50.00
58	United Therapeutics Corp.	59,740
	Expiration November 2012, Exercise Price $45.00
28	Vertex Pharmaceuticals, Inc.	33,600
	Expiration January 2013, Exercise Price $38.00
27	Vertex Pharmaceuticals, Inc.	34,020
	Expiration January 2013, Exercise Price $40.00
78	Vertex Pharmaceuticals, Inc.	67,860
	Expiration January 2013, Exercise Price $43.00
18	Walter Energy, Inc.	936
	Expiration January 2013, Exercise Price $60.00
18	Walter Energy, Inc.	198
	Expiration September 2012, Exercise Price $57.50
47	WellPoint, Inc.	19,740
	Expiration March 2013, Exercise Price $55.00
	TOTAL CALL OPTIONS WRITTEN	$ 1,756,528
	(Proceeds - $ 2,573,976) (a)

** Each option contract allows the holder of the option to purchase 100 shares of the underlying stock.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 3,441,271
	Unrealized Depreciation:	(3,766,369)
	Net Unrealized Depreciation:	$ (325,098)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 16,012,136	$ -	$ -	$ 16,012,136
Exchange Traded Funds	11,233,207	-	-	11,233,207
Purchased Put Options	1,755,117	-	-	1,755,117
Money Market Fund	7,194,022	-	-	7,194,022
Total	$ 36,194,482	$ -	$ -	$ 36,194,482

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 1,756,528	$ -	$ -	$ 1,756,528
Total	$ 1,756,528	$ -	$ -	$ 1,756,528

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Fund’s policy to record transfers into or out of Level 1 and 2.
*Please refer to the Portfolio of Investments for Industry Classification.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of July 31, 2012, the amount of unrealized depreciation on option contracts subject to equity price risk amounted to $112,442.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/1/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    10/1/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/1/12